SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Emerging Growth Company, Minimum expected Revenue		$ 1,000,000,000
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,919,892	2,217,958
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,220.545	12,064,140